LEASE LIABILITY (Tables)	3 Months Ended
Mar. 31, 2023
Lease Liability
SCHEDULE OF DETAILS OF LEASE LIABILITIES

The details of lease liabilities are as follows:

March 31, 2023

lease liabilities as of December 31, 2022	2,731,394
Lease payments	(40,030)
Interest expense on lease liabilities	40,971
Impact of FX translation	(63,689)
IFRS 16 lease liabilities as of end of year	2,668,646
Current portion of lease liability (less than one year)	1,334,323
Long-term lease liability (one to five year)	1,334,323